Convertible Note Derivative	12 Months Ended
Dec. 31, 2020
Convertible Note Derivative
Convertible Note Derivative

9.Convertible Note Derivative

Convertible Note Derivatives related to each set of Convertible Notes (Note 8) were valued upon initial recognition at fair value using partial differential equation methods and are subsequently re-measured at fair value at each period end through the consolidated statement of net loss and comprehensive loss. The convertible note derivative related to the 2016 Notes (the “2016 Derivative”) had an initial fair value of $19.8 million. The convertible note derivative related to the 2020 Notes (the “2020 Derivative”) had an initial fair value of $17.2 million. The components of the derivatives, collectively the “Convertible Note Derivatives”, are summarized as follows and include activity related to the note conversions as discussed above in Note 8:

Convertible Note
Derivative
Balance, December 31, 2018	$48,479,797
Fair value adjustment	(24,786,758)
Foreign exchange adjustments	1,785,173
Balance, December 31, 2019	$25,478,212
Additions	17,197,994
Conversions	(203,468,010)
Fair value adjustment	179,133,742
Foreign exchange adjustments	7,718,508
Balance, December 31, 2020	$26,060,446

Upon conversion of the remaining Convertible Notes, the fair value of the Convertible Note Derivatives and the carrying value of the Convertible Notes, on that date, will be reclassified to share capital. There are no circumstances in which the Corporation would be required to pay any cash upon conversion of the Convertible Notes.

The fair value of the Convertible Note Derivatives at the conversion date is considered to be the intrinsic value, which is the share price on the date of conversion minus the conversion price. The fair value of the remaining Convertible Note Derivative was calculated using partial differential equation methods. The assumptions used in the valuation model include the following, with a change in share price having the most significant impact on the valuation:

	December 31,	December 31,
2016 Derivative	2020	2019
Risk-free interest rate	0.2%	1.7%
Expected term (in years)	2.2	3.2
Share Price	C$12.20	C$6.30
Credit Spread	10%	10%
Implied discount on share price	21% - 9%	37% - 26%
Expected share price volatility	77%	58%

	December 31,	March 17,
2020 Derivative	2020	2020
Risk-free interest rate	—	0.9%
Expected term (in years)	—	7
Share Price	—	C$4.10
Credit Spread	—	10%
Implied discount on share price	—	21% - 9%
Expected share price volatility	—	60%